Remuneration of auditors (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Auditors Remuneration [Line Items]
Total auditors' remuneration	$ 1,051,666	$ 951,237	$ 722,507
a. PricewaterhouseCoopers Australia
Disclosure Of Auditors Remuneration [Line Items]
Audit and review of financial reports	845,574	675,921	623,605
Other audit services	97,486	76,569	33,180
Total audit and other assurance services	943,060	752,490	656,785
Other non-audit service	2,000	0	0
Total other non-audit service	2,000	0	0
Total auditors' remuneration	945,060	752,490	656,785
b. Network firms of PricewaterhouseCoopers Australia
Disclosure Of Auditors Remuneration [Line Items]
Audit and review of financial reports	106,606	198,747	65,722
Total auditors' remuneration	$ 106,606	$ 198,747	$ 65,722